22 Debentures (Details 1) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Gross debt	R$ 7,349,883
Transaction cost	(84,474)
Net debt	7,265,409
2021 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	1,851,659
Transaction cost	(20,991)
Net debt	1,830,668
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	2,393,255
Transaction cost	(20,900)
Net debt	2,372,355
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	1,290,978
Transaction cost	(13,143)
Net debt	1,277,835
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	640,764
Transaction cost	(7,438)
Net debt	633,326
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	478,666
Transaction cost	(5,505)
Net debt	473,161
After 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	694,561
Transaction cost	(16,497)
Net debt	R$ 678,064